CONTINUOUS FILING ABS-15G - Reporting Subsequent Asset Class

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☑	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2013 to December 31, 2013.

Date of Report (Date of earliest event reported)
February 11, 2014

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION   1
(Exact name of securitizer as specified in its charter)

025-00690	0000835271
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Douglas Gressett, (214) 492-4637
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑ 2

1
JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G on behalf of its previously dissolved subsidiary, Washington Mutual Asset Securities Corp., (“WMASC”) in its capacity as securitizer of the following transactions, which are covered by this report (the “Transactions”):
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2003-C1
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2005-C1
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2006-SL1
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-SL2
- Washington Mutual Asset Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2007-SL3

This report only contains information relating to the Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB or WMASC may have acted as securitizer.

2
This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense. JPMCB has gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which WMASC was a securitizer and that are not covered by a filing to be made by a securitizer affiliated with JPMCB (“Covered Transactions”), (ii) gathering information in JPMCB’s records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on JPMCB’s records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to JPMCB.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein in unknown and is not available to us without unreasonable effort or expense because some Demand Entities may not have provided complete Reportable Information. The information in this Form ABS-15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION, on behalf of its previously dissolved subsidiary, Washington Mutual Asset Securities Corp.
(Securitizer)

By:	/s/ Douglas J. Gressett
Name: Douglas J. Gressett
Title: Authorized Officer

Date:  February 11, 2014